Other Operating Income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Operating Income
NOTE 34. OTHER OPERATING INCOME

The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19	12.31.18
Fees for Product Package	6,296,738	5,684,656	5,719,226
Other Adjustments and Interest on sundry Credits	5,246,030	3,110,290	3,349,720
Rental of Safety Deposit Boxes	1,295,199	1,010,452	1,080,908
Other Financial Income	579,211	1,577,962	353,035
Other Income from Services	4,237,539	3,341,244	6,176,597
Income for sale of non-currents assets held for sale (1)	—	9,676,346	1,027,022
Others	4,667,914	4,368,482	4,156,472

Total	22,322,631	28,769,432	21,862,980

(1)	Includes the profit on sale of the interest in Prisma Medios de Pago S.A. See Note 14.